Jul. 31, 2020

Federated Hermes International Equity Fund

A Portfolio of Federated Hermes Adviser Series

CLASS A SHARES (TICKER PMIEX)
CLASS C SHARES (TICKER PIUCX)
INSTITUTIONAL SHARES (TICKER PIUIX )
CLASS R6 SHARES (TICKER PEIRX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JULY 31, 2020

Effective April 23, 2021, the following changes are made to the summary prospectus and prospectus of Federated Hermes International Equity Fund.

1. Please replace the Fund's Fee Table and Example under the section "Risk/Return Summary: Fees and Expenses" with the following:

"This table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Federated Hermes Funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 17 and in "Appendix B" to this Prospectus.

Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	A	C	IS	R6
Management Fee[1]	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	None
Other Expenses	0.61%	0.75%	0.21%[3]	0.18%
Acquired Fund Fees & Expenses	0.43%	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	1.89%	2.78%	1.49%	1.46%
Fee Waivers and/or Expense Reimbursements	(0.69)%	(0.83)%	(0.54)%	(0.55)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	1.20%	1.95%	0.95%	0.91%

1Represents contractual management fee for the Fund following a tax-free reorganization of the PNC International Equity Fund (the "Predecessor Fund") into the Fund on November 15, 2019.

2The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Trustees.

3The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. No such fees are currently incurred and paid by the IS class of the Fund. The IS class of the Fund will not incur and pay such fees until such time as approved by the Trustees.

4The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective April 23, 2021, total annual fund operating expenses (excluding tax reclaim recovery expenses, interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund's A class, C class, IS class and R6 class (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 1.94%, 0.94% and 0.90% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) May 1, 2022; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

The fees and expenses shown in the table above and the Example that follows include the fees and expenses of the Fund and the Fund's share of the fees and expenses of the Federated Hermes International Growth Fund ("Underlying Fund"), an affiliated fund in which the Fund expects to invest a considerable portion of its assets. The Fund invests in the Institutional Shares of the Underlying Fund, which do not currently charge any distribution, shareholder servicing or account administration fees. Both the Fund and the Underlying Fund have investment advisory agreements with the Adviser by which the Adviser is entitled to a management fee of 0.85% and 0.75% of the average daily net assets of the Fund and the Underlying Fund, respectively. However, to avoid charging duplicative fees, the Adviser will waive and/or reimburse the Fund's Management Fee with respect to the amount of its net assets invested in the Underlying Fund. The Fund's proportionate share of the fees and expenses of the Underlying Fund (including Management Fees) are reflected in the table above as Acquired Fund Fees and Expenses. The Adviser will also waive and/or reimburse the Fund's Management Fee and other expenses to the extent necessary to abide by the above "Fee Limit."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund's examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$731	$1,111	$1,515	$2,640
Expenses assuming no redemption	$731	$1,111	$1,515	$2,640
C:
Expenses assuming redemption	$381	$862	$1,469	$3,109
Expenses assuming no redemption	$281	$862	$1,469	$3,109
IS:
Expenses assuming redemption	$152	$471	$813	$1,779
Expenses assuming no redemption	$152	$471	$813	$1,779
R6:
Expenses assuming redemption	$149	$462	$797	$1,746
Expenses assuming no redemption	$149	$462	$797	$1,746

2. The first sentence of the third paragraph of the section entitled "What are the Fund's Main Investment Strategies?" and the first sentence of the third paragraph of the section entitled "What are the Fund's Investment Strategies?" are each replaced with the following disclosure (the disclosure has been marked to show changes):

"The Fund may use other mutual funds, closed-end funds and derivative instruments to gain broad exposure to markets and/or a particular index, including, but not limited to, Federated Hermes International Growth Fund (the "Underlying Fund"), an open-end mutual fund advised by the Fund's investment adviser using the same portfolio management team and strategies as the Fund's International Growth Component (as defined below). It is expected that the Fund's investment in the Underlying Fund will be a substantial portion of the Fund's portfolio."

3. The following language is added to the sections entitled "What are the Main Risks of Investing in the Fund?" and "What are the Specific Risks of Investing in the Fund?"

"Underlying Fund Risk. The risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by underlying funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of underlying funds to achieve their respective investment objectives. The Fund bears underlying fund fees and expenses indirectly."